SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

On November 18, 2013, the shareholders resolved to increase the authorized share capital of the Company to 120,000,000 ordinary shares with a par value of ILS 0.01 each. The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Private placement

On December 3, 2015 (the “Effective date”), the Company completed a private placement of 4,436,898 ordinary shares for gross proceeds of $10,125 pursuant to a Securities Purchase Agreement (the “SPA”) with two investors. The purchase price per share was $2.282 per share, which was the average closing price of an ordinary share on the Nasdaq Global Select Market for the 30 trading days ending on December 1, 2015. According to the terms in the SPA, on September 1, 2016, the per share purchase price was adjusted downward to a price per share of $1.939, and the Company issued to the two investors 782,981 additional ordinary shares for no additional consideration.

On November 30, 2015, the Company entered into Registration Rights Agreement (the "Agreement") with the two investors, pursuant to which the Company shall use its commercially reasonable efforts in order to file a registration statement on Form F-3 for the resale of the aforesaid Ordinary shares issued within timeframe as detailed in the Agreement. The registration statement was declared effective on March 31, 2016. The Company also agreed to other customary obligations regarding registration, including indemnification and maintenance of the applicable registration statement.

c.	Stock Options, Restricted Stock Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2017, there were 13,462,749 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based stock options for the year ended December 31, 2017:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	5,354,220	$4.04	2.82	$549
Granted	10,991,668	1.41	-	-
Exercised	-	-	-	-
Cancelled	(3,733,139)	3.48	-	-
Outstanding at December 31, 2017	12,612,749	$2.14	4.05	$56

Exercisable at December 31, 2017	2,233,865	$4.23	2.14	$17

Vested and expected to vest at December 31, 2017	10,535,436	$2.77	3.73	$53

The weighted-average grant-date fair value of options granted during the years ended December 31, 2015, 2016 and 2017 was $1.14, $0.64 and $0.72, respectively.

The aggregate intrinsic value of the outstanding stock options at December 31, 2017, represents the intrinsic value of 1,087,969 outstanding options that were in-the-money as of such date. The remaining 11,524,780 outstanding options were out-of-the-money as of December 31, 2017, and their intrinsic value was considered as zero. Total intrinsic value of options exercised during the year ended December 31, 2017 was $0.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes the activities for the Company’s performance-based stock options for the year ended December 31, 2017:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	1,516,666	$2.53	3.77	$-
Cancelled	(666,666)	2.28	-	-

Outstanding at December 31, 2017	850,000	2.72	2.94	-

Exercisable at December 31, 2017	566,665	2.72	2.94	-

Vested and expected to vest at December 31, 2017	1,315,714	$2.72	3.08	$-

The performance based options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2015, 2016 and 2017 was, was $0.90, $0, and $0.

There is no aggregate intrinsic value of the outstanding performance-based options at 2017, since they were all are out-of-the-money as of such date.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable stock options under the Company's Stock Option Plan as of December 31, 2017:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.34 - 2.00	9,270,118	2.74	$1.50	343,845	4.31	$1.26
2.11 - 2.63	2,517,834	3.04	2.44	1,181,893	1.59	2.31
3.27 - 3.77	1,148,166	1.19	3.61	748,161	1.21	3.59
4.04 - 6.93	101,953	0.56	5.23	101,953	0.56	5.23
7.80 - 9.14	78,500	0.05	8.53	78,500	0.05	8.53
10.06 - 11.94	322,428	0.29	11.29	322,428	0.29	11.29
$12.56 - 13.54	23,750	0.43	12.63	23,750	0.43	12.63

	13,462,749	2.57	$2.18	2,800,530	1.58	$3.93

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2017:

	Number of RSUs	Weighted average grant date fair value ($)

Unvested at January 1, 2017	327,000	$12.64
Vested
Cancelled	(327,000)	12.64

Unvested at December 31, 2017	-	-

Expected to vest after December 31, 2017	-	-

The Company recognized share-based compensation expenses related to its stock-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	$247	$219	$36
Research and development	804	708	229
Selling and marketing	1,397	1,907	744
General and administrative	4,290	4,010	1,104

Total	$6,738	$6,844	$2,113

Share-based compensation in discontinued operations	$878	$42	$-

As of December 31, 2017, there was $3,578 of unrecognized compensation cost related to outstanding stock options and RSUs, $121 related to outstanding warrants and $67 related to outstanding performance-based options. These amounts are expected to be recognized over a weighted-average period of 1.77 years related to outstanding stock options and RSUs, 1.49 years related to outstanding warrants and 1.0 years related to outstanding performance-based options.  To the extent the actual forfeiture rate is different from what has been estimated, stock-based compensation related to these awards will differ from the initial expectations.

d.
In connection with the Undertone acquisition, the Company granted warrants to purchase 200,000 ordinary shares, at a weighted average exercise price of $3.03 per share, to a third-party vendor that provides development services to Undertone. The warrants are exercisable until December 27, 2020, and its weighted-average grant-date fair value was $1.23. The total expense incurred in 2015, 2016 and 2017 was $2, $62 and $61, respectively.